SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Significant Accounting Policies [Line Items]
Loans receivable percentage	10.00%
Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments	$ (102)	$ (42)	$ 1
Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Other Property, Plant and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Other Property, Plant and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Accounts receivable percentage	73.00%	70.00%	78.00%
Loans receivable percentage	72.90%	69.20%